Advances to suppliers, net (Tables)	12 Months Ended
Sep. 30, 2022
Advances to suppliers, net
Schedule of advances to suppliers

	September 30,	September 30,
	2022	2021

Advances for raw materials purchase	$18,524,038	$10,949,095
Less: allowance for doubtful accounts	(261,518)	(148,617)
Advances to suppliers, net	$18,262,520	$10,800,478

Schedule of movement of allowance for doubtful accounts

	September 30,	September 30,
	2022	2021

Balance at beginning of year	$148,617	$102,884
Addition to allowance for doubtful accounts	136,966	90,278
Recovery in allowance for doubtful accounts	—	(50,013)
Translation adjustments	(24,065)	5,468
Balance at end of year	$261,518	$148,617